Average Annual Total Returns{- Fidelity Worldwide Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity Worldwide Fund	Fidelity Worldwide Fund Return Before Taxes Past 1 year	Fidelity Worldwide Fund Return Before Taxes Past 5 years	Fidelity Worldwide Fund Return Before Taxes Past 10 years	Fidelity Worldwide Fund After Taxes on Distributions Past 1 year	Fidelity Worldwide Fund After Taxes on Distributions Past 5 years	Fidelity Worldwide Fund After Taxes on Distributions Past 10 years	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 10 years	F0341 Past 1 year	F0341 Past 5 years	F0341 Past 10 years
Total	28.92%	10.44%	10.91%	27.44%	9.14%	9.64%	18.11%	8.09%	8.69%	28.25%	9.22%	9.93%